Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Income Tax Disclosure [Abstract]
Components of Income Tax Expense (Benefit)
	6 months ended March 31,	September 30,
	2019	2018
Current Tax Provision
Federal-Taxable Income	-	-
Total current tax provisions	-	-
	$-	$-

Deferred Tax Provision
Federal- Loss carry forwards	$-	$6,838
Change in valuation allowance	$-	$6,838
Total deferred tax provisions	$-	$-

	September 30, 2018	September 30, 2017
Current Tax Provision
Federal-
Taxable Income	-	-
Total current tax provisions	-	-
	$-	$-

Deferred Tax Provision
Federal-
Loss carry forwards	$6,838	$143,510
Change in valuation allowance	$6,838	$143,510
Total deferred tax provisions	$-	$-